Financial instruments and risk management - Outstanding derivatives by contract type, including embedded derivatives (Details) ¥ in Thousands, R$ in Thousands, $ in Thousands	Mar. 31, 2026 BRL (R$)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 3,314,002			R$ 230,312
Derivative financial instruments	2,907,968			1,556,978
Derivative financial instruments	8,987,791			8,014,683
Current derivative financial liabilities	(1,107,667)			(1,205,029)
Non-current derivative financial liabilities	(7,474,090)			(8,136,320)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	2,432,991			1,004,060
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	476,471			(851,427)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	404,540			77,679
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 63,000			$ 90,000
Fair value in R$	43,027			24,355
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		154,602			153,342
Fair value in R$	25,642			112,058
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					1,217
Fair value in R$				(1,100)
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	8,312,377			7,554,745
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,464,149			2,400,260
Fair value in R$	511,285			492,458
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,622,944			11,059,169
Fair value in R$	1,960,902			1,549,779
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,081,789			8,788,534
Fair value in R$	2,752,897			2,525,172
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,399,600			3,399,600
Fair value in R$	971,697			915,431
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥			¥ 2,600,000			¥ 2,600,000
Fair value in R$	528,655			509,116
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000			2,400,000
Fair value in R$	1,586,941			1,562,789
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(7,835,906)			(8,406,172)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,464,149			2,400,260
Fair value in R$	(358,788)			(400,210)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,896,320			10,466,620
Fair value in R$	(2,533,338)			(2,210,556)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,691,530			1,635,783
Fair value in R$	(2,273,041)			(2,686,614)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		660,171			660,171
Fair value in R$	(891,382)			(1,080,537)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 362,736			$ 362,736
Fair value in R$	(449,939)			(473,828)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000			2,400,000
Fair value in R$	R$ (1,329,418)			R$ (1,554,427)